Offsets	Aug. 22, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ONCOLYTICS BIOTECH INC
Form or Filing Type	F-10
File Number	333-281009
Initial Filing Date	Jul. 25, 2024
Fee Offset Claimed	$ 13,899.49
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 94,170,000.00
Offset Note	(a) An indeterminate amount of securities to be offered at indeterminate offering prices not to exceed C$150,000,000 was registered pursuant to the Prior Registration Statement. (b) Determined based on the unsold aggregate offering amount in Canadian dollars of C$129,000,000 converted into U.S. dollars based on the average rate of exchange of C$1.00 = US$0.73, on July 17, 2024, as reported by the Bank of Canada.
Termination / Withdrawal Statement	The Registrant previously paid $16,162.20 in registration fees with respect to the Prior Registration Statement, pertaining to the registration of C$150,000,000 of securities of the Registrant, of which $13,899.49 remained unutilized and therefore available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $22,965.00, taking into consideration the available offset of $13,899.49 from the Prior Registration Statement, the amount paid herewith is $9,065.51.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ONCOLYTICS BIOTECH INC
Form or Filing Type	F-10
File Number	333-281009
Filing Date	Jul. 25, 2024
Fee Paid with Fee Offset Source	$ 13,899.49